Capital and financial risk management - Risk management strategy of hedge relationships - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Risk management strategy of hedge relationships
Net ineffectiveness on the fair value hedges, recognised in the income statement	€ 760	€ 774
Fair value hedges
Risk management strategy of hedge relationships
Loss from foreign currency basis outside the cash flow and net investment hedge relationships	66	76
Cash flow hedges
Risk management strategy of hedge relationships
Loss from foreign currency basis outside the cash flow and net investment hedge relationships	1,318	1,164
Net investment hedge
Risk management strategy of hedge relationships
Gain from foreign currency basis outside the cash flow and net investment hedge relationships	€ 1	2
Interest rate risk | Fair value hedges
Risk management strategy of hedge relationships
Gain from foreign currency basis outside the cash flow and net investment hedge relationships		€ 8